Noncontrolling Interests (Redeemable Preferred Units) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning Balance	$ 110,876
Net income	6,046	3,497	3,339
Redemption of redeemable preferred units (Series Four Preferred Units)	(43,070)	(18,329)	0
Conversion of redeemable preferred units (Series Two Preferred Units) to common units	16,494	5,852
Ending Balance	51,312	110,876
Redeemable Preferred Units [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning Balance	110,876	55,652	55,652
Issuance of redeemable preferred units (Series Four Preferred Units		79,405
Net income	6,046	3,497	3,339
Distributions	(6,046)	(3,497)	(3,339)
Redemption of redeemable preferred units (Series Four Preferred Units)	(43,070)	(18,329)
Conversion of redeemable preferred units (Series Two Preferred Units) to common units	(16,494)	(5,852)
Ending Balance	$ 51,312	$ 110,876	$ 55,652